Capital Management	12 Months Ended
Dec. 31, 2018
Disclosure Of Additional Information [Abstract]
Capital Management

The primary objective of managing the group's capital is to ensure that there is sufficient capital available to support the funding requirements of the group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders' returns and ensures that the group remains in a sound financial position.

The capital structure of the group consists of net debt (borrowings as detailed in note 24, offset by cash and bank balances detailed in note 22) and equity of the group (comprising share capital and premium and accumulated reserves and non-controlling interests).

The group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.

The group manages capital using various financial metrics including the ratio of net debt to Adjusted EBITDA (gearing). Both the calculation of net debt and Adjusted EBITDA are based on the formula included in the Revolving Credit Agreements. The loan covenant ratio of net debt to Adjusted EBITDA should not exceed 3.5 times. The facility also makes provision for the ability of the group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the facility.

The group had no major issuance of equity during the year.

AngloGold Ashanti Limited registered a R10bn Domestic Medium Term Note Programme (DMTNP) with the JSE in April 2011, which was updated in December 2018 to comply with the new JSE debt listing requirements. The DMTNP permits the group to access the South African debt capital market for funding required. The group has not utilised the commercial paper under its R10bn DMTNP during the current year, instead it made use of its other facilities, to provide for funding requirements of the South Africa region.

During April 2018, the group entered into a new three-year unsecured multi-currency revolving credit facility of $115m with Nedbank Ltd. Facility A is a US dollar based facility with interest charged at a margin of 6.7% above LIBOR and facility B is a Tanzanian Shilling facility capped at the equivalent of $45m with interest charged at a margin of 5% plus a reference rate as determined by the lending agent.
During October 2018, the group entered into a new five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks. The loan consists of a US dollar based facility with interest charged at a margin of 1.45% above LIBOR and an Australian dollar based facility capped at A$500m with interest charged at a margin of 1.45% above BBSY. The applicable margin is subject to a ratings grid. This facility replaces the $1bn RCF and A$500m RCF, which were both available until July 2019, however, cancelled during October 2018.
A full analysis of the borrowings as presented on the statement of financial position in included in note 24. In addition, the $750m, $700m and $300m rated bonds are fully and unconditionally guaranteed by the group.

The interest margin on the five-year unsecured multi-currency syndicated revolving credit facility of $1.4bn with a group of banks will reduce should the group’s credit rating improve from its current BB+/Baa3 status and should increase if its credit rating worsens. The A$500m portion of this facility will be used to fund the working capital and development costs associated with the group's mining operations within Australia without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

The R1bn, R1.4bn and R2.5bn unsecured syndicated revolving credit facilities will be used to fund the working capital and development costs associated with the group's operations within South Africa without eroding the group's headroom under its other facilities and exposing the group to foreign exchange gains/losses each quarter.

Amounts are converted to US dollars at year end exchange rates.
Gearing ratio (Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2018	2017	2016

Borrowings (note 24)	2,050	2,268	2,178
Corporate office lease (note 24)	(9)	(15)	(15)
Unamortised portion of rated bonds	13	18	23
Cash restricted for use (note 21)	(66)	(65)	(55)
Cash and cash equivalents (note 22)	(329)	(205)	(215)
Net debt	1,659	2,001	1,916
The Adjusted EBITDA calculation included in this note is based on the formula included in the Revolving Credit Facility Agreements for compliance with the debt covenant formula.
Adjusted EBITDA
Profit (loss) before taxation	278	(63)	269
Add back:
Finance costs and unwinding of obligations (note 7)	178	169	180
Interest income	(17)	(15)	(22)
Amortisation of tangible and intangible assets (note 4)	630	823	809
Adjustments:
Other (gains) losses	9	11	88
Dividend income	(2)	—	—
Realised gain on other commodity contracts	(5)	—	—
Impairment and derecognition of assets (note 6)	104	297	3
Impairment of other investments (note 6)	—	3	—
Write-down of inventories (note 6)	1	3	12
Retrenchments costs	32	90	14
Care and maintenance costs (note 5)	74	62	70
Net (profit) loss on disposal of assets (note 6)	20	(8)	(4)
(Gain) loss on unrealised non-hedge derivatives and other commodity contracts	3	(10)	(18)
Repurchase premium and cost on settlement of issued bonds	—	—	30
Associates and joint ventures’ special items	(2)	(2)	(11)
Associates and joint ventures’ – adjustments for amortisation, interest, taxation and other	159	116	137
Fair value adjustments	3	—	(9)
Other amortisation	15	7	—
Adjusted EBITDA (as defined in the Revolving Credit Facility Agreements)	1,480	1,483	1,548
Gearing ratio (Net debt to Adjusted EBITDA)	1.12:1	1.35:1	1.24:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1